Transfers of Financial Assets	12 Months Ended
Mar. 31, 2019
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Transfers of Financial Assets
37	TRANSFERS OF FINANCIAL ASSETS

In the normal course of business, the SMBC Group transfers financial assets mainly through repurchase agreements, securities lending transactions and securitizations. Depending on the nature of the transactions, the transfers may either result in financial assets being derecognized or continuing to be recognized on the consolidated statements of financial position.

Full derecognition occurs when the SMBC Group transfers its contractual rights to receive cash flows from financial assets, or retains the contractual rights to receive the cash flows, but assumes a contractual obligation to pay the cash flows to another party, and transfers substantially all the risks and rewards of ownership, including credit risk, prepayment risk and interest rate risk. Derecognition does not occur when the SMBC Group retains substantially all the risks and rewards of ownership of the financial assets, where the contractual rights to receive cash flows from the financial assets are transferred, or the rights are retained but obligations to pay the cash flows are assumed.

The following tables show the carrying amounts and fair values of transferred financial assets that did not qualify for derecognition and their associated financial liabilities at March 31, 2019 and 2018:

	At March 31, 2019
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans	Others(1)
	(In millions)
Carrying amount of assets	¥7,631,722	¥1,478,989	¥778,559	¥—
Carrying amount of associated liabilities	6,530,794	1,189,055	770,434	—

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,663,279	¥781,864	¥—
Fair value of associated liabilities	—	1,240,199	770,605	—

Net position	¥—	¥423,080	¥11,259	¥—

	At March 31, 2018
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans	Others(1)
	(In millions)
Carrying amount of assets	¥7,730,783	¥1,432,966	¥857,690	¥49,151
Carrying amount of associated liabilities	7,271,817	1,154,831	853,207	40,584

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,615,329	¥861,824	¥48,254
Fair value of associated liabilities	—	1,207,899	853,551	40,870

Net position	¥—	¥407,430	¥8,273	¥7,384

(1)

Others included loans and advances reclassified as assets held for sale and liabilities directly associated with the assets held for sale related to SMFL at March 31, 2018. SMFL became our joint venture on November 28, 2018. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

Repurchase Agreements and Securities Lending Transactions

The SMBC Group lends or sells securities under agreements to repurchase them at a predetermined price on a future date. Since substantially all the risks and rewards of ownership of the securities are retained by the SMBC Group, the securities remain on the consolidated statements of financial position and their associated financial liabilities are recorded. The recourse of the counterparties to their associated financial liabilities is not limited to the underlying securities.

Loans and Advances

The SMBC Group transfers its loans and advances, including residential mortgages and corporate loans, mainly to bankruptcy-remote structured entities for securitizations whereby the structured entities issue debt securities to the SMBC Group for subordinated tranches and to investors for senior tranches. The investors have only recourse to the underlying financial assets due to their bankruptcy-remoteness. Since the SMBC Group retains substantially all the risks and rewards of ownership, the transferred financial assets do not qualify for derecognition. The SMBC Group therefore continues to recognize these transferred financial assets as loans and advances, and recognizes their associated financial liabilities arising from issuing debt securities to investors on the consolidated statements of financial position.